RELATED PARTY TRANSACTIONS - Amounts Due From or To Related Parties (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Disclosure of transactions between related parties [Line Items]
Amounts due from related parties	$ 607	$ 1,368
Amounts due to related parties	9,715	7,941
PEWC
Disclosure of transactions between related parties [Line Items]
Amounts due from related parties	54	107
Amounts due to related parties	7,888	5,849
PEWC, Singapore Branch
Disclosure of transactions between related parties [Line Items]
Amounts due from related parties	21	14
PEWC Singapore Co. (Pte) Ltd.
Disclosure of transactions between related parties [Line Items]
Amounts due to related parties	400	400
PEWC (HK)
Disclosure of transactions between related parties [Line Items]
Amounts due from related parties	0	130
Amounts due to related parties	0	1
PACIFIC UNION CO., LTD.
Disclosure of transactions between related parties [Line Items]
Amounts due from related parties	0	13
Amounts due to related parties	0	17
Sumi-Pac Construction Company, LTD.
Disclosure of transactions between related parties [Line Items]
Amounts due from related parties	14	0
Amounts due to related parties	0	299
Pacific Holdings Group
Disclosure of transactions between related parties [Line Items]
Amounts due to related parties	49	0
Italian-Thai and its affiliates
Disclosure of transactions between related parties [Line Items]
Amounts due from related parties	347	933
Amounts due to related parties	4	0
Siam Pacific Holding Company Limited (“SPHC”)
Disclosure of transactions between related parties [Line Items]
Amounts due from related parties	171	171
Amounts due to related parties	1,362	1,362
Others
Disclosure of transactions between related parties [Line Items]
Amounts due to related parties	$ 12	$ 13